Segment information	6 Months Ended
Jun. 30, 2020
Segment information
Segment information

Note 20 – Segment information

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results of consumer products, trading and electric vehicles separately. The Company has determined that it has three operating segments as defined by ASC 280, “Segment Reporting”: consumer products, electric vehicles, and trading. Consumer products segment manufactures and sells Charcoal Doctor branded products and BBQ charcoal in China. Trading segment conducts trading businesses related to bamboo charcoal products. Electric Vehicle segment (“EV”) was acquired in July 2017.

Adjustments and eliminations of inter-company transactions were not included in determining segment (loss) profit, as they are not used by the chief operating decision maker. The following table presents summary information by segment for the six months ended June 30, 2020 and 2019, respectively.

	Consumer product		Trading		EV		Total
	Six months	Six months	Six months	Six months	Six months	Six months	Six months	Six months
	ended	ended	ended	ended	ended	ended	ended	ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Revenue from external customers	$16,194,577	$20,735,989	$6,274,998	$191,315	$420,209	$23,271	$22,889,784	$20,950,575
Revenue from inter segment	(105,710)	(713,307)	—	—	—	—	(105,710)	(713,307)
Cost of revenue	13,109,318	17,269,878	6,310,180	1,121	397,765	778	19,817,263	17,271,777
Gross profit	3,085,259	3,466,111	(35,182)	190,194	22,444	22,493	3,072,521	3,678,798
Interest Expenses	154,379	172,771	29,640	40,561	269	15,523	184,288	228,855
Depreciation & amortization	135,353	142,021	—	—	308,477	319,726	443,830	461,747
Capital expenditure	9,524	99,197	—	—	—	5,618	9,524	104,815
Segment assets	84,574,972	81,720,234	6,633,470	7,831,064	22,734,860	36,080,567	113,943,302	125,631,865
Segment profit	$1,927,761	$1,861,505	$(112,499)	$118,725	$(844,067)	$(789,212)	$971,195	$1,191,018

All of the Company’s long-lived assets are located in the PRC. Geographic information about the revenues, which are classified based on customers, is set out as follows:

	For the six months ended June 30,
	2020	2019
Revenue from China	$22,889,784	$20,950,575
Revenue directly from foreign countries	—	—
Total Revenue	$22,889,784	$20,950,575